OTHER LIABILITIES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Liabilities [Abstract]
Restructuring expenses	$ 6	$ 5	$ 8	$ 6